Restricted Cash (Tables)	3 Months Ended
Mar. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash and Cash Equivalents

Restricted cash consists of the following:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
Insurance premium escrow	$–	$194,123	$209,396
Billboard replacement reserve	–	84,970	99,970

	$–	$279,093	$309,366